Document And Entity Information	6 Months Ended
Apr. 30, 2023
Document Information Line Items
Entity Registrant Name	Clearmind Medicine Inc.
Document Type	6-K
Current Fiscal Year End Date	--10-31
Amendment Flag	false
Entity Central Index Key	0001892500
Document Period End Date	Apr. 30, 2023
Entity File Number	001-41557